CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY (DEFICIT) - USD ($) $ in Thousands		Total	Convertible note	Redeemable convertible preferred stock	Previously Reported	Retroactive application of recapitalization	Common Stock	Common Stock Convertible note	Common Stock Redeemable convertible preferred stock	Common Stock Previously Reported	Common Stock Retroactive application of recapitalization	Additional Paid-in Capital	Additional Paid-in Capital Convertible note	Additional Paid-in Capital Redeemable convertible preferred stock	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Retroactive application of recapitalization	Accumulated Deficit	Accumulated Deficit Previously Reported	Accumulated Deficit Retroactive application of recapitalization
Beginning balance (in shares) at Dec. 31, 2018		0			24,773,767	(24,773,767)
Beginning balance at Dec. 31, 2018		$ 0			$ 34,326	$ (34,326)
Ending balance (in shares) at Dec. 31, 2019		0
Ending balance at Dec. 31, 2019		$ 0
Beginning balance (in shares) at Dec. 31, 2018							16,593,245			8,680,353	7,912,892
Beginning balance at Dec. 31, 2018		(21,664)			$ (55,991)	$ 34,327	$ 2			$ 1	$ 1	$ 37,642			$ 3,316	$ 34,326	$ (59,308)	$ (59,308)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beneficial conversion feature												2,480					(2,480)
Shares issued from conversion (in shares)	[1]							5,449,538	8,545,606
Shares issued from conversion	[1]		$ 6,088	$ 9,547					$ 1				$ 6,088	$ 9,546
Stock options exercised (in shares)							6,125
Stock options exercised		2										2
Stock-based compensation expense		315										315
Stock warrant issuance		560										560
Net income (loss)		(18,792)															(18,792)
Merger financing		0
Ending balance (in shares) at Dec. 31, 2019							30,594,514
Ending balance at Dec. 31, 2019		$ (23,944)					$ 3					56,633					(80,580)
Ending balance (in shares) at Dec. 31, 2020		0			68,589,913
Ending balance at Dec. 31, 2020		$ 0			$ 49,894
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock options exercised (in shares)							664,209
Stock options exercised		112										112
Stock-based compensation expense		351										351
Net income (loss)		22,531															22,531
Stock warrant exercise (in shares)							173,753
Stock warrant exercise		1										1
Merger financing		$ 0
Ending balance (in shares) at Dec. 31, 2020		31,432,476					31,432,476
Ending balance at Dec. 31, 2020		$ (949)					$ 3					57,097					(58,049)
Ending balance (in shares) at Dec. 31, 2021		0
Ending balance at Dec. 31, 2021		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock options exercised (in shares)							2,174,963
Stock options exercised		677										677
Stock-based compensation expense (in shares)							2,850,000
Stock-based compensation expense		13,020										13,020
Net income (loss)		21,206															21,206
Stock warrant exercise (in shares)							6,708,070
Stock warrant exercise		13,102					$ 1					13,101
PIPE proceeds (in shares)							15,000,000
PIPE proceeds		150,000					$ 2					149,998
Merger financing (in shares)							39,408,662
Merger financing		251,109					$ 4					251,105
Consideration paid to selling stockholders		(329,560)										(329,560)
Transaction costs		(33,534)										(33,534)
Merger warrants liability		$ (44,272)										(44,272)
Ending balance (in shares) at Dec. 31, 2021		97,574,171					97,574,171
Ending balance at Dec. 31, 2021		$ 40,799					$ 10					$ 77,632					$ (36,843)

[1]	Retroactively restated to give effect to the recapitalization transaction. Refer to Note 1 for additional information.